Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2014
Employee Benefits
Schedule of group's employee welfare benefits expense

The following table presents the Group’s employee welfare benefits expense for the years ended December 31, 2012, 2013 and 2014 (in millions):

	For the year ended December 31
	2012	2013	2014
	RMB	RMB	RMB
Contributions to medical and pension schemes	160.9	205.0	264.0
Other employee benefits	95.6	123.0	159.2
	256.5	328.0	423.2